Recently issued accounting pronouncements	12 Months Ended
Mar. 31, 2012
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

On July 1, 2009, the ASC was officially launched. The ASC, which reorganized the thousands of U.S. GAAP pronouncements into roughly 90 accounting topics, is the single source of authoritative U.S. GAAP for nongovernmental entities.

In December 2007, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No.141 (revised 2007), “Business Combinations”, which is now included in ASC 805, “Business Combinations” (“ASC 805”). The statement establishes principles and requirements for how the acquirer (1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interests in the acquiree, (2) recognizes and measures goodwill acquired in the business combination or a gain from a bargain purchase, and (3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. The statement applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. In April 2009, the FASB issued FASB Staff Position (“FSP”) No.FAS141(R)-1, “Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies”, which is now included in ASC 805. The pronouncement provides the guidance for initial recognition and measurement of all assets acquired and liabilities assumed in a business combination that arise from contingencies as well as subsequent measurement and accounting of such assets and liabilities. As a result of the transaction discussed in Note 3 “Business Combination”, the MHFG Group recognized an increase in pretax income of ¥106,674 million, which consists of a gain on the bargain purchase of ¥106,310 million and a gain of ¥364 million resulting from the remeasurement of preexisting shares, during the fiscal year ended March 31, 2010.

In December 2007, the FASB issued SFAS No.160, “Noncontrolling Interests in Consolidated Financial Statements—an amendment of ARB No.51”, which is now included in ASC 810. The statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for the deconsolidation of a subsidiary. The statement requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent’s owners and the interests of the noncontrolling owners of a subsidiary. The statement is effective for fiscal years beginning on or after December 15, 2008. The adoption of the statement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In February 2008, the FASB issued FSP No.FAS140-3, “Accounting for Transfers of Financial Assets and Repurchase Financing Transactions”, which is now included in ASC 860. The pronouncement provides that if an initial transfer of a financial asset and a repurchase financing that is entered into contemporaneously with, or in contemplation of, the initial transfer meet certain conditions, the initial transfer shall be accounted for separately from the repurchase financing. Otherwise, the initial transfer and repurchase financing should be evaluated as a linked transaction, which shall be accounted for based on the economics of the combined transactions. The pronouncement is effective for fiscal years beginning after November 15, 2008. The adoption of the pronouncement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2008, the FASB issued SFAS No.161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No.133”, which is now included in ASC 815. The statement requires enhanced disclosures about derivative instruments and hedged items. The statement is effective for fiscal years beginning after November 15, 2008. The statement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2008, the FASB Emerging Issues Task Force (“EITF”) reached a consensus on Issue No.07-5, “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock”, which is now included in ASC 815. The consensus provides guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity’s own stock. The consensus is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2008. The adoption of the consensus did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In November 2008, the EITF reached a consensus on Issue No.08-6, “Equity Method Investment Accounting Considerations”, which is now included in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”). The consensus clarifies the accounting for (1) initial measurement, (2) decrease in investment value and (3) change in level of ownership or degree of influence related to equity method investments. The consensus is effective for reporting periods beginning after December 15, 2008. The adoption of the consensus did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2008, the FASB issued FSP No.FAS132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets”, which is now included in ASC 715, “Compensation—Retirement Benefits” (“ASC 715”). The pronouncement requires additional disclosures about plan assets of a defined benefit pension or other postretirement plan, including investment strategies, fair value of major categories of plan assets and valuation techniques used to measure the fair value of plan assets. The pronouncement is effective for fiscal years ending after December 15, 2009, with early adoption permitted. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2009, the FASB issued FSP No.FAS107-1 and APB28-1, “Interim Disclosures about Fair Value of Financial Instruments”, which is now included in ASC 825, “Financial Instruments” (“ASC 825”). The pronouncement requires disclosures about the fair value of financial instruments for interim financial reporting periods of publicly traded companies as well as in annual financial statements. The pronouncement also amends ASC 270, “Interim Reporting” (“ASC 270”), to require those disclosures in summarized financial information at interim reporting periods. The pronouncement is effective for interim reporting periods ending after June 15, 2009. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2009, the FASB issued FSP No.FAS115-2 and FAS124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”, which is now included in ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”), and amends the other-than-temporary impairment model for debt securities. The pronouncement requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the noncredit component in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery. In addition, the pronouncement expands existing disclosures and requires new disclosures about other-than-temporary impairments. The pronouncement is effective for interim and annual reporting periods ending after June 15, 2009. The MHFG Group adopted the pronouncement as of April 1, 2009 that resulted in a decrease to the beginning balance of Accumulated deficit of ¥99,910 million, which was reclassified to Accumulated other comprehensive income, net of tax. See Note 4 “Investments” for further discussion of the impact of the pronouncement.

In May 2009, the FASB issued SFAS No.165, “Subsequent Events”, which is now included in ASC 855, “Subsequent Events” (“ASC 855”). The statement establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The statement is effective for interim or annual financial periods ending after June 15, 2009. In February 2010, the FASB issued Accounting Standards Update (“ASU”) No.2010-09, “Subsequent Events (Topic 855)—Amendments to Certain Recognition and Disclosure Requirements” (“ASU No.2010-09”). The ASU removes the requirement for a U.S. Securities and Exchange Commission (“SEC”) filer to disclose the date through which subsequent events have been evaluated. The ASU is effective upon issuance. The adoption of the statement and the ASU did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2009, the FASB issued SFAS No.166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140” (“SFAS No.166”), which is now included in ASC 860. The statement requires more information about transfers of financial assets, including securitization transactions, where enterprises have continuing exposure to the risks related to the transferred financial assets. The statement eliminates the concept of qualifying SPE and modifies the requirements for derecognizing financial assets. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009.

In June 2009, the FASB issued SFAS No.167, “Amendments to FASB Interpretation No.46(R)” (“SFAS No.167”), which is now included in ASC 810. The statement provides new guidance on how an enterprise determines whether the enterprise’s variable interests give it a controlling financial interest in VIEs. The determination is based on, among other things, VIE’s purpose and design, an enterprise’s ability to direct the activities of the VIE that most significantly impact the entity’s economic performance, and if an enterprise has the obligation to absorb losses of or the right to receive benefits from the VIE that could be significant. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009. In February 2010, the FASB issued ASU No.2010-10, “Consolidation (Topic 810)—Amendments for Certain Investment Funds” (“ASU No.2010-10”). The ASU provides that the consolidation requirements of SFAS No.167 are deferred for an entity that has all the attributes of an investment company (or similar entity). On April 1, 2010, The MHFG Group adopted SFAS No.167, together with SFAS No.166, which primarily resulted in the consolidation of certain former qualifying SPEs, guaranteed principal money trust products and collateral loan obligations (“CLO”) where the MHFG Group acts as an asset manager. The adoption of the statements resulted in an increase to the beginning balance of additional paid-in capital included in Common stock of ¥334 million, and a decrease to the beginning balance of Accumulated deficit and Accumulated other comprehensive income of ¥1,382 million and ¥6,273 million, respectively.

In August 2009, the FASB issued ASU No.2009-05, “Fair Value Measurements and Disclosures (Topic 820)—Measuring Liabilities at Fair Value” (“ASU No.2009-05”). The ASU provides new guidance clarifying how to measure the fair value of liabilities, particularly in circumstances in which a quoted price in an active market for the identical liability is not available. It also clarifies that a restriction preventing the transfer of a liability should not be considered as a separate input or adjustment in measurement of the fair value. The ASU is effective for the first reporting period, including interim periods, beginning after issuance. The adoption of ASU No.2009-05 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2009, the FASB issued ASU No.2009-12, “Fair Value Measurements and Disclosures (Topic 820)—Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU No.2009-12”). The ASU permits, as a practical expedient, a reporting entity to measure the fair value of an alternative investment on the basis of the net asset value per share (“NAV”), if certain criteria are met. The ASU only applies to investments that do not have a readily determinable fair value in investment companies or similar entities. The ASU also provides guidance on the clarification of fair value hierarchy for such investments and requires enhanced disclosures by each major category of those investments. The ASU is effective for interim and annual reporting periods ending after December 15, 2009. The adoption of ASU No.2009-12 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2010, the FASB issued ASU No.2010-02, “Consolidation (Topic 810)—Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification” (“ASU No.2010-02”). The ASU amends ASC 810-10 and related guidance within U.S. GAAP to clarify the scope of decreases in ownership. The ASU also expands disclosure requirements about (1) the valuation techniques used to measure the fair value of retained investments in the former subsidiary and (2) the nature of continuing involvement and related party relationships. The ASU is effective beginning in the first interim or annual reporting period ending on or after December 15, 2009 and the amendments should be applied retrospectively to the first period that SFAS No.160 was adopted. The adoption of ASU No.2010-02 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2010, the FASB issued ASU No.2010-06, “Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements” (“ASU No.2010-06”). The ASU provides amendments to ASC 820 that require new disclosures regarding (1) transfers in and out of Levels 1 and 2 and (2) more detailed activity in Level 3. The ASU also provides amendments to ASC 820 that clarify existing disclosures regarding (1) level of disaggregation and (2) inputs and valuation techniques. The ASU is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures related to the activity in Level 3, which do not become effective until fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. ASU No.2010-06 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2010, the FASB issued ASU No.2010-11, “Derivatives and Hedging (Topic 815)—Scope Exception Related to Embedded Credit Derivatives” (“ASU No.2010-11”). The ASU clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk, which are subject to potential bifurcation, and indicate circumstances which do not qualify for the scope exception. The ASU is effective at the beginning of the first fiscal quarter beginning after June 15, 2010. The adoption of ASU No.2010-11 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In July 2010, the FASB issued ASU No.2010-20, “Receivables (Topic 310)—Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No.2010-20”). The ASU requires disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) the changes and reasons for those changes in the allowance for credit losses. The new disclosures required include (1) aging of past due receivables, (2) credit quality indicators, and (3) modifications of financing receivables. It is also required that the certain existing disclosures should be provided on a disaggregated basis. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010, whereas the disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued ASU No.2011-01, “Receivables (Topic310)—Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20” (“ASU No.2011-01”) to delay the effective date of the disclosures about troubled debt restructurings for public entities, and in April 2011, it was provided that such disclosure requirements would be effective for interim and annual periods beginning on or after June 15, 2011 in ASU No.2011-02, “Receivables (Topic310)—A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (“ASU No.2011-02”). ASU 2011-02 also clarifies the guidance on a creditor’s evaluation for troubled debt restructurings of whether it has granted a concession and whether a debtor is experiencing financial difficulties. ASU No.2010-20 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-28, “Intangibles—Goodwill and Other (Topic 350)—When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU No.2010-28”). The ASU requires Step 2 of the impairment test should be performed in circumstances where the carrying amount of a reporting unit is zero or negative and there are qualitative factors that indicate it is more likely than not that a goodwill impairment exists. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of ASU No.2010-28 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-29, “Business Combinations (Topic 805)—Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU No.2010-29”). The ASU clarifies that, if a reporting entity presents comparative financial statements, the pro forma revenue and earnings of the combined entity should be reported as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. ASU No.2010-29 is an accounting principle which clarifies disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective

In June 2007, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) No.07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies”, which is now included in ASC 946, “Financial Services—Investment Companies” (“ASC 946”), and provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”). The statement was expected to be effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged. However, in February 2008, the FASB issued FSP No.SOP07-1-1, “Effective Date of AICPA Statement of Position 07-1”, which is now included in ASC 946 as well, to delay the effective date of SOP No.07-1 indefinitely in order to address implementation issues. The MHFG Group does not expect that the current form of the statement will have a material impact on its consolidated results of operations or financial condition.

In April 2011, the FASB issued ASU No.2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements” (“ASU No.2011-03”). The ASU amends the conditions to determine whether a transferor in repurchase agreements (repos) and other similar agreements maintains effective control over the financial assets transferred by removing from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The MHFG Group does not expect that the adoption of ASU No.2011-03 will have a material impact on its consolidated results of operations or financial condition.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No.2011-04”) in order to improve comparability of fair value measurements presented and disclosed in financial statements prepared with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-04 change the wording to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to align with IFRS. The amendments also clarify the existing fair value measurement and disclosure requirements, which include (1) application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used for Level 3 items. The amendments also change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which include (1) measuring the fair value of financial instruments that are managed within a portfolio, (2) application of premiums and discounts in a fair value measurement and (3) additional disclosures about fair value measurements. The ASU is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The MHFG Group does not expect that the adoption of ASU No.2011-04 will have a material impact on its consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No.2011-05, “Comprehensive Income (Topic 220)—Presentation of Comprehensive Income” (“ASU No.2011-05”). The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, and requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The ASU also requires reclassification adjustments from other comprehensive income to net income be presented on the face of financial statements. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. Early adoption is permitted. In December 2011, the FASB issued ASU No.2011-12, “Comprehensive Income (Topic 220)—Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No.2011-05” (“ASU No.2011-12) to indefinitely defer only those changes in ASU No.2011-05 that relate to the presentation of reclassification adjustments. All other requirements in ASU No.2011-05 are not affected, and entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. ASU No.2011-05 is an accounting principle which alters disclosure requirements, and has no impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2011, the FASB issued ASU No.2011-08, “Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment” (“ASU No.2011-08”). The ASU permits an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Under this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The MHFG Group does not expect that the adoption of ASU No.2011-08 will have a material impact on its consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No.2011-10, “Property, Plant, and Equipment (Topic 360)—Derecognition of in Substance Real Estate—a Scope Clarification” (“ASU No.2011-10”). The ASU clarifies that, even when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The ASU is effective for fiscal years and interim periods within those years, beginning on or after June 15, 2012. The MHFG Group does not expect that the adoption of ASU No.2011-10 will have a material impact on its consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No.2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU No.2011-11”). The ASU enhances disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset on the statement of financial position or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. Under the ASU, entities are required to provide both net and gross information for these financial instruments and derivative instruments in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The ASU is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required retrospectively for all comparative periods presented. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2011-11 will have on its consolidated results of operations and financial condition.